Stock-based Compensation Nonvested stock rollforward (Details) - 12 months ended Nov. 30, 2014 - $ / shares shares in Thousands	Total
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance, shares	3,017
Balance, grant date fair value	$ 92.93
Granted shares	1,210
Granted, grant date fair value	$ 115.39
Vested shares	(1,517)
Vested, grant date fair value	$ 93.99
Forfeited shares	(192)
Forfeited, grant date fair value	$ 104.11
Balance, shares	2,518
Balance, grant date fair value	$ 102.24